Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands						6 Months Ended
	Sep. 29, 2025	Aug. 21, 2025	Jul. 28, 2025	Jul. 25, 2025	Jul. 15, 2025	Jun. 30, 2025	Sep. 04, 2025
Subsequent Events [Line Items]
Other financing						$ 15,000
Equity period commencing after closing						2 years
Overall financings						$ 50,000
Construction and commissioning payments						2,800
Ordinary Warrants [Member]
Subsequent Events [Line Items]
Purchase of additional preferred shares and warrants						$ 20,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Subscription amount			$ 1,395
Pre-funded warrants exercised shares (in Shares)		631,579
Preferred shares issued (in Shares)	3,800
Preferred shares stated value per share (in Dollars per share)	$ 1,000
Additional investment amount	$ 3,800
Conversion price per share (in Dollars per share)	$ 2.288
Extended lease term for manufacturing facility premises					1 year
Extended lease term for option					1 year
Term addition					2 years
Lease liability					$ 582
Additional ordinary shares (in Shares)							502,464
Subsequent Event [Member] | Ordinary Warrants [Member]
Subsequent Events [Line Items]
Exercise price per share (in Dollars per share)	$ 2.4
Warrants expiry term	5 years		5 years
Ordinary warrants issued (in Shares)	1,660,839
Percentage of equivalent shares falling under preferred shares	100.00%
Subsequent Event [Member] | July 2025 Private Placement [Member]
Subsequent Events [Line Items]
Equity value	$ 2,500
Subsequent Event [Member] | Alpha Capital Anstalt [Member] | Securities Purchase Agreement [Member]
Subsequent Events [Line Items]
Sale of stock				$ 25,000
Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Additional ordinary shares (in Shares)							1,672,536
Ordinary Shares [Member] | Subsequent Event [Member] | Prefunded Warrant Member
Subsequent Events [Line Items]
Purchase of ordinary share (in Shares)			631,579
Exercise price per share (in Dollars per share)			$ 0.00001
Ordinary Shares [Member] | Subsequent Event [Member] | Ordinary Warrants [Member]
Subsequent Events [Line Items]
Purchase of ordinary share (in Shares)			631,579
Exercise price per share (in Dollars per share)			$ 2.09